Related Party Transactions Other Than Board Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions Other Than Board Compensation
Schedule of related party transactions

					Companies controlled by
	Executive Board Members		Supervisory Board Members		Supervisory Board Members		Associated Entities
€ millions	2022	2021	2022	2021	2022	2021	2022	2021
Products and services provided	NA	NA	0	0	1	2	11	6
Products and services received	NA	NA	2[1]	2[1]	4	4	93	37
Sponsoring and other financial support provided	NA	NA	NA	NA	5	3	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	0	0	0	0	-18	-15
Outstanding balances at year end (Customers)	NA	NA	0	0	0	0	4	4
Commitments at year end	NA	NA	0	0	51[2]	6	NA	NA

[1] Including services from employee representatives on the Supervisory Board in their capacity as employees of SAP

[2] The longest of these commitments is six years.